Derivative Financial Instruments and Off-balance sheet Financial Instruments - Off-balance sheet financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commitments to invest in limited partnership interests	$ 377	$ 918
Private placement commitments	0	0
Other loan commitments	$ 0	$ 75